Investment Property - Disclosure of Detailed Information About Investment Property Explanatory (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Investment Property	₩ 25,137	₩ 23,034
Beginning balance	23,034
Transfer	4,732	23,034
Depreciation	(2,629)
Ending balance	25,137	23,034
Acquisition Cost [Member]
Disclosure of detailed information about investment property [line items]
Investment Property	44,662	39,669
Beginning balance	39,669
Ending balance	44,662	39,669
Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(19,525)	(16,635)
Beginning balance	(16,635)
Ending balance	(19,525)	(16,635)
Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Investment Property	25,137	23,034
Beginning balance	23,034
Ending balance	25,137	23,034
Land [member]
Disclosure of detailed information about investment property [line items]
Investment Property	6,115	6,071
Beginning balance	6,071
Transfer	44	6,071
Ending balance	6,115	6,071
Land [member] | Acquisition Cost [Member]
Disclosure of detailed information about investment property [line items]
Investment Property	6,115	6,071
Beginning balance	6,071
Ending balance	6,115	6,071
Land [member] | Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Investment Property	6,115	6,071
Beginning balance	6,071
Ending balance	6,115	6,071
Buildings
Disclosure of detailed information about investment property [line items]
Investment Property	6,884	7,353
Beginning balance	7,353
Transfer	564	7,353
Depreciation	(1,033)
Ending balance	6,884	7,353
Buildings | Acquisition Cost [Member]
Disclosure of detailed information about investment property [line items]
Investment Property	21,490	21,021
Beginning balance	21,021
Ending balance	21,490	21,021
Buildings | Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(14,606)	(13,668)
Beginning balance	(13,668)
Ending balance	(14,606)	(13,668)
Buildings | Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Investment Property	6,884	7,353
Beginning balance	7,353
Ending balance	6,884	7,353
Right Of use Asset Member
Disclosure of detailed information about investment property [line items]
Investment Property	12,138	9,610
Beginning balance	9,610
Transfer	4,124	9,610
Depreciation	(1,596)
Ending balance	12,138	9,610
Right Of use Asset Member | Acquisition Cost [Member]
Disclosure of detailed information about investment property [line items]
Investment Property	17,057	12,577
Beginning balance	12,577
Ending balance	17,057	12,577
Right Of use Asset Member | Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(4,919)	(2,967)
Beginning balance	(2,967)
Ending balance	(4,919)	(2,967)
Right Of use Asset Member | Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Investment Property	12,138	9,610
Beginning balance	9,610
Ending balance	₩ 12,138	₩ 9,610